INVENTORY (Tables)	3 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	The components of inventories were as follows:
(In thousands of U.S. dollars)	December 31, 2013	March 31, 2014

Raw materials	1,715	2,221
Finished goods	2,047	2,911

Inventories, net	3,762	5,132